Note 16 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance (in shares)	8,365	8,365	8,000	19,605
Balance	$ 8,019,636	$ 8,019,636	$ 7,654,577	$ 18,757,361
Dividends declared (in shares)			365	81
Dividends declared			$ 365,059	$ 78,639
Redemption of Preferred shares (in shares)		(2,000)		(11,686)
Redemption of Preferred shares		$ (2,000,000)		$ (11,686,000)
Preferred deemed dividend		$ 345,628	$ (0)	$ 504,577
Balance (in shares)		0	8,365	8,000
Balance		$ 0	$ 8,019,636	$ 7,654,577
Conversion of Series B Preferred Shares into Common Stocks [Member]
Preferred shares converted to common shares (in shares)	(6,365)	(6,365)
Preferred shares converted to common shares		$ (6,365,264)
Ordinary Preferred Stock [Member]
Balance	$ 6,849,522	6,849,522	6,849,522	14,500,000
Dividends declared			0	0
Redemption of Preferred shares		(2,000,000)		(8,155,055)
Preferred deemed dividend		345,628		504,577
Balance		0	6,849,522	6,849,522
Ordinary Preferred Stock [Member] | Conversion of Series B Preferred Shares into Common Stocks [Member]
Preferred shares converted to common shares		(5,195,150)
Preferred Stock Issued as Dividends [Member]
Balance	$ 1,170,114	1,170,114	805,055	4,257,361
Dividends declared			365,059	78,639
Redemption of Preferred shares		0		(3,530,945)
Preferred deemed dividend		0		0
Balance		0	$ 1,170,114	$ 805,055
Preferred Stock Issued as Dividends [Member] | Conversion of Series B Preferred Shares into Common Stocks [Member]
Preferred shares converted to common shares		$ (1,170,114)